Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Prepaid Expenses [Abstract]
PREPAID EXPENSES

NOTE 3 – PREPAID EXPENSES

Prepaid expenses consisted of the following as of December 31, 2017 and 2016:

	2017	2016
Insurance	$43,764	$43,608
Rent	8,539	7,212
EHR access fees	203,125	-
Legal	-	30,000
Total prepaid expenses	$255,428	$80,820